Loans, Borrowings and Bank Overdrafts - Schedule of Future Minimum Lease Payments Under Finance Leases and Present Value of Minimum Lease Payment (Detail) ₨ in Millions	Mar. 31, 2019 INR (₨)
Disclosure of finance lease by lessee [line items]
Minimum lease payments	₨ 2,061
Less: Amounts representing interest	(59)
Present value of minimum lease payment payables	2,002
Finance lease liabilities	2,002
Non-current finance lease payables	496
Current finance lease payables	1,506
Not later than one year [member]
Disclosure of finance lease by lessee [line items]
Minimum lease payments	1,555
Present value of minimum lease payment payables	1,506
Later than one year but not later than five years [member]
Disclosure of finance lease by lessee [line items]
Minimum lease payments	506
Present value of minimum lease payment payables	₨ 496